Employees and directors, Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Key management compensation [Abstract]
Short-term employee benefits	$ 8,051	$ 9,297	$ 25,893
Share based payments	9,391	10,146	44,497
Total key management compensation	$ 17,442	$ 19,443	70,390
Post-employment benefits			$ 0